FAIR VALUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE
Summary of the financial instruments that are measured at fair value on a recurring basis

		September 30, 2023
	Fair Value	Level 1	Level 2	Level 3
Senior Convertible Notes	$13,286,405	$—	$—	$13,286,405
Subordinated Convertible Notes	18,720,000	—	—	18,720,000
Earnout liability	730,000	—	—	730,000
Warrant liability	134,043	—	—	134,043

		December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Senior Convertible Notes	$13,651,000	$—	$—	$13,651,000
Subordinated Convertible Notes	10,355,681	—	—	10,355,681
Earnout liability	12,810,000	—	—	12,810,000
Warrant liability	1,991,503	—	—	1,991,503

		December 31, 2022
	Fair Value	Level 1	Level 2	Level 3

Senior Convertible Notes	$13,651,000	$—	$—	$13,651,000
Subordinated Convertible Notes	10,355,681	—	—	10,355,681
Earn-out liability	12,810,000	—	—	12,810,000
Warrant liability	1,991,503	—	—	1,991,503

		December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Warrant liability	$562,244	$—	$—	$562,244